SCOPE OF CONSOLIDATION - Other Investments Narrative (Details) - Other investments - USD ($) $ in Millions	12 Months Ended		46 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
ArcelorMittal XCarb®
Disclosure of financial assets [line items]
Payments for acquisition	$ 19	$ 11	$ 219
Unrealized gains (losses) recognized in other comprehensive income	3	13
ArcelorMittal XCarb® | Maximum
Disclosure of financial assets [line items]
Annual investment commitment	100
Stalprodukt S.A.
Disclosure of financial assets [line items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	$ 2	$ 3